Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Pledged deposits	$ 0	$ 0
Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	629,000,000	232,000,000
Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	12,000,000	0
Within one year | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	25,000,000	12,000,000
Within one year | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	12,000,000	0
1-3 years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	271,000,000	220,000,000
1-3 years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
3-5 years | Bank and financing guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	333,000,000	0
3-5 years | Supplier guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0